Statements of cash flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net income (loss) from continuing operations	$ 196,407	$ 206,142
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Amortization		1,391
Foreign exchange loss	85
Loss on disposal of property and equipment		6,751
Changes in operating assets and liabilities:
Accounts receivable	(92,569)
Prepaid expenses	(36,818)
Accounts payable and accrued liabilities	(8,243)	26,817
Due to a related party	(1,405)	(225,962)
Deferred revenue	(67,599)	67,599
Net cash provided by (used in) operating activities	(10,142)	82,738
Investing activities
Purchase of marketable securities	(76,720)
Purchase of property and equipment		(22,875)
Proceeds from disposal of property and equipment		14,733
Net cash used in investing activities	(76,720)	(8,142)
Financing activities
Proceeds from loans payable	37,523
Repayments of loans payable		(5,000)
Advances from related parties
Net cash provided by (used in) financing activities	37,523	(5,000)
Change in cash	(49,339)	69,596
Cash, beginning of period	71,503	1,907
Cash, end of period	22,164	71,503
Supplemental cash flow information
Income taxes paid
Interest paid